Acquisitions	12 Months Ended
Dec. 31, 2020
Business Combinations1 [Abstract]
Acquisitions	Acquisitions
(a)     Findus Switzerland
On December 31, 2020, the Company completed its acquisition of all of the share capital of Findus Switzerland for €112.0 million, which produces and sells frozen food in Switzerland. The deal extends the geographical reach of this brand, complementing the existing business model.
Due to the acquisition occurring on the date of the Statement of Financial Position, the valuation of the business has not been completed, with the difference between the consideration paid and the book value of assets valued being provisionally allocated to goodwill. During 2021, the Company will determine the fair value of the identifiable assets acquired as well as liabilities and contingent liabilities assumed, with any corresponding adjustment necessary being made to the value of goodwill recognized. Therefore, the purchase price allocation exercise over the assets and liabilities at the date acquisition and the consideration paid, remains provisional. These were as follows:

December 31, 2020
€m
Assets:
Intangible assets	24.5
Property, plant and equipment, including Right-of-use assets	8.9
Current assets	0.2
Inventories	11.5
Total assets	45.1

Liabilities:
Current liabilities	0.3
Non-current liabilities	6.8
Deferred tax liabilities	1.6
Total liabilities	8.7

Total identifiable net assets acquired	36.4

Total purchase consideration	112.0

Total identifiable net assets acquired	(36.4)

Goodwill	75.6

Goodwill recognized on acquisition is €75.6 million. In addition to the value of assets and liabilities yet to be valued, the goodwill recognized is attributable mainly to the growth prospects for the business expected organically and operational synergies.
(b)     Toppfrys AB
Effective March 30, 2020, the Company acquired the remaining 19% stake of the share capital of Toppfrys AB, increasing the Company's ownership to 100%. The Company paid €1.0 million for the equity share acquired and no longer recognizes any non-controlling interest from this date.
(c)     Impact of acquisitions on financial statements
Acquisition related costs of €4.8 million are recognized as an expense in other operating expenses.
If the acquisition had occurred on January 1, 2020, management estimates that the combined Company would have revenue of €2,593.7 million and profit before tax of €301.4 million for the year ended December 31, 2020.
(d)     Purchase consideration - cash outflow

		Year ended December 31, 2020	Year ended December 31, 2019	Year ended December 31, 2018
Outflow of cash for business combinations, net of cash acquired		€m	€m	€m
Cash consideration		113.0	—	474.9
Less cash acquired		(0.1)	—	(9.8)
Contingent consideration paid related to acquisitions	24	—	1.5	6.5
Net outflow of cash - investing activities		112.9	1.5	471.6
Indemnification assets

	Year ended December 31, 2020	Year ended December 31, 2019
	€m	€m
Balance at January 1	35.4	79.4
Release of indemnified provision	(20.0)	(44.0)
Balance at December 31	15.4	35.4
As at December 31, 2020, €12.0 million (December 31, 2019: €29.8 million) of the indemnification assets relate to the acquisition of the Findus Group in 2015 for which 618,099 shares are held in escrow and are valued at $25.42 (€20.69) (December 31, 2019: 1,583,627 shares valued at $22.37 (€19.96)) each. The shares placed in escrow will be released in stages over a four-year period beginning January 2019 and each anniversary thereafter. During 2020, 965,528 shares were released from escrow. As a consequence the indemnification asset was reduced by approximately €17.8 million with a corresponding charge of to the Statement of Profit or Loss within the financial statements for the year ended December 31, 2020.
In January 2021, 275,909 shares were released from escrow. As a consequence the indemnification asset will be reduced by approximately €5.0 million with a corresponding charge of to the Statement of Profit or Loss within the financial statements for the year ended December 31, 2021.
As at December 31, 2020, €3.5 million (2019: €5.6 million) of the indemnification asset relates to the Goodfella’s Pizza acquisition for several contingent liabilities that arose prior to acquisition and were recognized in the balance sheet to the same extent as the asset.